Schedule of Investments (unaudited)
December 31, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 4.2%
Diversified Telecommunication Services — 0.5%
Iridium Communications Inc.	4,527	$131,374
Entertainment — 0.2%
Playstudios Inc.	33,558	62,418 *
Interactive Media & Services — 1.2%
Shutterstock Inc.	1,822	55,298
Yelp Inc.	3,101	120,009 *
Ziff Davis Inc.	2,064	112,158 *
ZipRecruiter Inc., Class A Shares	7,560	54,734 *
Total Interactive Media & Services		342,199
Media — 2.0%
AMC Networks Inc., Class A Shares	14,706	145,589 *
Entravision Communications Corp., Class A Shares	25,209	59,241
Scholastic Corp.	3,667	78,217
TEGNA Inc.	11,914	217,907
Thryv Holdings Inc.	3,236	47,893 *
Total Media		548,847
Wireless Telecommunication Services — 0.3%
Spok Holdings Inc.	4,919	78,950

Total Communication Services		1,163,788
Consumer Discretionary — 11.8%
Automobile Components — 0.4%
Motorcar Parts of America Inc.	9,232	70,163 *
Strattec Security Corp.	1,094	45,073 *
Total Automobile Components		115,236
Distributors — 0.2%
Weyco Group Inc.	1,236	46,412
Diversified Consumer Services — 1.7%
European Wax Center Inc., Class A Shares	14,698	98,036 *
Perdoceo Education Corp.	6,440	170,467
Stride Inc.	2,034	211,393 *
Total Diversified Consumer Services		479,896
Hotels, Restaurants & Leisure — 1.5%
Everi Holdings Inc.	6,658	89,950 *
Monarch Casino & Resort Inc.	1,645	129,790
Target Hospitality Corp.	10,964	105,967 *
United Parks & Resorts Inc.	1,473	82,768 *
Total Hotels, Restaurants & Leisure		408,475
Household Durables — 1.8%
Cricut Inc., Class A Shares	28,294	161,276
Hamilton Beach Brands Holding Co., Class A Shares	4,053	68,212
Hooker Furnishings Corp.	3,824	53,574
Lifetime Brands Inc.	10,723	63,373
Smith Douglas Homes Corp.	1,515	38,845 *
Worthington Enterprises Inc.	2,621	105,128
Total Household Durables		490,408
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.9%
AMMO Inc.	44,022	$48,424 *
JAKKS Pacific Inc.	1,669	46,983 *
Marine Products Corp.	8,630	79,137
MasterCraft Boat Holdings Inc.	4,132	78,797 *
Total Leisure Products		253,341
Specialty Retail — 3.7%
1-800-Flowers.com Inc., Class A Shares	10,072	82,288 *
Academy Sports & Outdoors Inc.	3,134	180,299
Buckle Inc.	4,581	232,761
J Jill Inc.	1,555	42,949
Lands’ End Inc.	3,071	40,353 *
Monro Inc.	3,633	90,098
ODP Corp.	3,072	69,857 *
PetMed Express Inc.	7,697	37,100 *
Tile Shop Holdings Inc.	8,731	60,506 *
Torrid Holdings Inc.	22,131	115,745 *
Winmark Corp.	183	71,932
Total Specialty Retail		1,023,888
Textiles, Apparel & Luxury Goods — 1.6%
Carter’s Inc.	1,858	100,685
G-III Apparel Group Ltd.	4,530	147,769 *
Rocky Brands Inc.	2,270	51,756
Superior Group of Cos. Inc.	6,087	100,618
Vera Bradley Inc.	10,992	43,198 *
Total Textiles, Apparel & Luxury Goods		444,026

Total Consumer Discretionary		3,261,682
Consumer Staples — 3.4%
Consumer Staples Distribution & Retail — 0.5%
Andersons Inc.	3,431	139,024
Food Products — 1.6%
Cal-Maine Foods Inc.	1,337	137,604
Fresh Del Monte Produce Inc.	6,306	209,422
John B Sanfilippo & Son Inc.	1,146	99,828
Total Food Products		446,854
Personal Care Products — 1.3%
Lifevantage Corp.	4,015	70,383
Medifast Inc.	6,403	112,821 *
Nature’s Sunshine Products Inc.	4,629	67,861 *
Olaplex Holdings Inc.	21,297	36,844 *
USANA Health Sciences Inc.	2,091	75,046 *
Total Personal Care Products		362,955

Total Consumer Staples		948,833
Energy — 6.5%
Energy Equipment & Services — 1.7%
Cactus Inc., Class A Shares	2,713	158,331
Helix Energy Solutions Group Inc.	7,481	69,723 *
ProPetro Holding Corp.	4,664	43,515 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
Ranger Energy Services Inc., Class A Shares	7,102	$109,939
RPC Inc.	15,907	94,487
Total Energy Equipment & Services		475,995
Oil, Gas & Consumable Fuels — 4.8%
Berry Corp.	36,613	151,212
CONSOL Energy Inc.	1,920	204,826
Delek U.S. Holdings Inc.	4,143	76,645
Excelerate Energy Inc., Class A Shares	2,884	87,241
International Seaways Inc.	3,108	111,701
Murphy Oil Corp.	6,810	206,071
Par Pacific Holdings Inc.	4,256	69,756 *
Peabody Energy Corp.	7,696	161,154
REX American Resources Corp.	2,199	91,676 *
SandRidge Energy Inc.	4,615	54,042
World Kinect Corp.	3,857	106,106
Total Oil, Gas & Consumable Fuels		1,320,430

Total Energy		1,796,425
Financials — 21.7%
Banks — 10.7%
Axos Financial Inc.	2,620	183,007 *
Cathay General Bancorp	4,286	204,056
Civista Bancshares Inc.	5,872	123,547
Eastern Bankshares Inc.	12,019	207,328
Evans Bancorp Inc.	2,585	111,930
Financial Institutions Inc.	4,991	136,204
First Financial Corp.	2,638	121,849
Hanmi Financial Corp.	7,513	177,457
Home Bancorp Inc.	1,118	51,663
International Bancshares Corp.	3,017	190,554
MainStreet Bancshares Inc.	3,908	70,735
Mercantile Bank Corp.	2,815	125,239
Metropolitan Bank Holding Corp.	2,363	137,999 *
Midland States Bancorp Inc.	4,707	114,851
Northeast Bank	1,490	136,678
Northeast Community Bancorp Inc.	5,045	123,401
Old Second Bancorp Inc.	7,246	128,834
Parke Bancorp Inc.	4,960	101,730
Preferred Bank	1,613	139,331
Premier Financial Corp.	2,517	64,360
S&T Bancorp Inc.	1,147	43,838
Unity Bancorp Inc.	2,920	127,341
Wintrust Financial Corp.	1,199	149,527
Total Banks		2,971,459
Capital Markets — 3.6%
Artisan Partners Asset Management Inc., Class A Shares	4,120	177,366
Brightsphere Investment Group Inc.	3,337	87,897
Cohen & Steers Inc.	631	58,267
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Diamond Hill Investment Group Inc.	693	$107,484
DigitalBridge Group Inc.	4,672	52,700
Donnelley Financial Solutions Inc.	1,546	96,981 *
Federated Hermes Inc.	4,395	180,678
Victory Capital Holdings Inc., Class A Shares	3,699	242,136
Total Capital Markets		1,003,509
Consumer Finance — 1.1%
Bread Financial Holdings Inc.	908	55,443
PROG Holdings Inc.	3,970	167,772
World Acceptance Corp.	639	71,849 *
Total Consumer Finance		295,064
Financial Services — 3.3%
Cass Information Systems Inc.	1,879	76,870
Euronet Worldwide Inc.	1,441	148,193 *
International Money Express Inc.	4,095	85,299 *
NMI Holdings Inc.	4,517	166,045 *
Payoneer Global Inc.	18,583	186,573 *
Paysign Inc.	14,153	42,742 *
Radian Group Inc.	3,495	110,861
Western Union Co.	10,095	107,007
Total Financial Services		923,590
Insurance — 3.0%
American Coastal Insurance Corp.	7,205	96,979 *
HCI Group Inc.	838	97,652
Heritage Insurance Holdings Inc.	6,875	83,188 *
Mercury General Corp.	2,044	135,885
Oscar Health Inc., Class A Shares	9,623	129,333 *
Universal Insurance Holdings Inc.	5,614	118,231
White Mountains Insurance Group Ltd.	84	163,385
Total Insurance		824,653

Total Financials		6,018,275
Health Care — 19.5%
Biotechnology — 2.4%
ACADIA Pharmaceuticals Inc.	4,791	87,915 *
Anika Therapeutics Inc.	2,556	42,072 *
Catalyst Pharmaceuticals Inc.	5,083	106,082 *
Dynavax Technologies Corp.	8,419	107,511 *
Ironwood Pharmaceuticals Inc.	26,248	116,279 *
MiMedx Group Inc.	4,844	46,599 *
Puma Biotechnology Inc.	18,725	57,111 *
Veracyte Inc.	2,904	114,998 *
Total Biotechnology		678,567
Health Care Equipment & Supplies — 6.9%
AngioDynamics Inc.	5,955	54,548 *
Avanos Medical Inc.	5,542	88,229 *
CONMED Corp.	1,383	94,652
DENTSPLY SIRONA Inc.	11,595	220,073
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Embecta Corp.	6,062	$125,180
Envista Holdings Corp.	7,406	142,862 *
Haemonetics Corp.	1,455	113,606 *
ICU Medical Inc.	387	60,051 *
Integer Holdings Corp.	1,059	140,339 *
Integra LifeSciences Holdings Corp.	3,632	82,374 *
iRadimed Corp.	1,550	85,250
Kewaunee Scientific Corp.	1,090	67,438 *
LeMaitre Vascular Inc.	1,296	119,413
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
Omnicell Inc.	3,380	150,478 *
OraSure Technologies Inc.	11,002	39,717 *
STAAR Surgical Co.	2,068	50,232 *
Tactile Systems Technology Inc.	4,259	72,957 *
Utah Medical Products Inc.	1,012	62,208
Varex Imaging Corp.	5,605	81,777 *
Zynex Inc.	6,245	50,022 *
Total Health Care Equipment & Supplies		1,901,406
Health Care Providers & Services — 3.7%
Addus HomeCare Corp.	1,059	132,746 *
Astrana Health Inc.	2,812	88,662 *
Castle Biosciences Inc.	1,858	49,516 *
CorVel Corp.	660	73,431 *
Cross Country Healthcare Inc.	2,729	49,559 *
DocGo Inc.	15,114	64,083 *
National Research Corp.	4,434	78,216
Owens & Minor Inc.	11,929	155,912 *
Pediatrix Medical Group Inc.	12,577	165,010 *
Premier Inc., Class A Shares	7,584	160,781
Total Health Care Providers & Services		1,017,916
Health Care Technology — 0.5%
HealthStream Inc.	3,038	96,608
Teladoc Health Inc.	6,005	54,586 *
Total Health Care Technology		151,194
Life Sciences Tools & Services — 0.5%
Cytek Biosciences Inc.	10,540	68,405 *
Maravai LifeSciences Holdings Inc., Class A Shares	15,263	83,183 *
Total Life Sciences Tools & Services		151,588
Pharmaceuticals — 5.5%
Amphastar Pharmaceuticals Inc.	2,272	84,359 *
ANI Pharmaceuticals Inc.	1,218	67,331 *
Biote Corp., Class A Shares	13,270	82,009 *
Collegium Pharmaceutical Inc.	2,627	75,264 *
Harmony Biosciences Holdings Inc.	3,374	116,099 *
Innoviva Inc.	7,690	133,421 *
Ligand Pharmaceuticals Inc.	1,329	142,402 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Organon & Co.	15,493	$231,156
Pacira BioSciences Inc.	6,475	121,989 *
Phibro Animal Health Corp., Class A Shares	6,401	134,421
Prestige Consumer Healthcare Inc.	1,765	137,829 *
SIGA Technologies Inc.	11,501	69,121
Supernus Pharmaceuticals Inc.	3,314	119,834 *
Total Pharmaceuticals		1,515,235

Total Health Care		5,415,906
Industrials — 14.0%
Aerospace & Defense — 0.8%
National Presto Industries Inc.	1,402	137,985
Park Aerospace Corp.	4,974	72,869
Total Aerospace & Defense		210,854
Air Freight & Logistics — 0.9%
Hub Group Inc. , Class A Shares	3,297	146,914
Radiant Logistics Inc.	16,595	111,187 *
Total Air Freight & Logistics		258,101
Building Products — 2.2%
Gibraltar Industries Inc.	1,496	88,114 *
Insteel Industries Inc.	2,078	56,127
Janus International Group Inc.	11,006	80,894 *
JELD-WEN Holding Inc.	14,405	117,977 *
Masterbrand Inc.	12,414	181,368 *
Quanex Building Products Corp.	3,115	75,508
Total Building Products		599,988
Commercial Services & Supplies — 2.1%
ACCO Brands Corp.	13,554	71,158
Civeo Corp.	3,651	82,951
Ennis Inc.	5,200	109,668
Liquidity Services Inc.	4,312	139,234 *
Steelcase Inc., Class A Shares	11,046	130,564
Virco Mfg. Corp.	4,527	46,402
Total Commercial Services & Supplies		579,977
Construction & Engineering — 0.6%
Argan Inc.	1,009	138,273
Sterling Infrastructure Inc.	239	40,260 *
Total Construction & Engineering		178,533
Electrical Equipment — 1.9%
Array Technologies Inc.	15,921	96,163 *
Atkore Inc.	1,172	97,803
Powell Industries Inc.	449	99,521
Preformed Line Products Co.	694	88,686
Sensata Technologies Holding PLC	4,039	110,669
Ultralife Corp.	5,611	41,802 *
Total Electrical Equipment		534,644
Ground Transportation — 0.7%
Avis Budget Group Inc.	2,304	185,725 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 1.4%
Blue Bird Corp.	1,281	$49,485 *
Commercial Vehicle Group Inc.	19,747	48,972 *
Omega Flex Inc.	1,108	46,503
Terex Corp.	2,706	125,071
Titan International Inc.	7,197	48,868 *
Wabash National Corp.	4,368	74,824
Total Machinery		393,723
Passenger Airlines — 0.6%
SkyWest Inc.	1,759	176,129 *
Professional Services — 1.8%
Heidrick & Struggles International Inc.	1,074	47,589
Kforce Inc.	1,596	90,493
Korn Ferry	2,359	159,115
RCM Technologies Inc.	2,096	46,447 *
Resources Connection Inc.	7,749	66,099
TriNet Group Inc.	953	86,504
Total Professional Services		496,247
Trading Companies & Distributors — 1.0%
BlueLinx Holdings Inc.	360	36,778 *
Global Industrial Co.	2,602	64,504
Hudson Technologies Inc.	12,876	71,848 *
iPower Inc.	13,377	11,140 *
Karat Packaging Inc.	2,752	83,275
Total Trading Companies & Distributors		267,545

Total Industrials		3,881,466
Information Technology — 13.3%
Communications Equipment — 1.4%
Extreme Networks Inc.	2,658	44,495 *
Lantronix Inc.	13,193	54,355 *
NETGEAR Inc.	6,241	173,937 *
NetScout Systems Inc.	5,357	116,032 *
Total Communications Equipment		388,819
Electronic Equipment, Instruments & Components — 4.6%
Bel Fuse Inc., Class B Shares	1,602	132,117
Benchmark Electronics Inc.	2,445	111,003
Climb Global Solutions Inc.	334	42,334
CTS Corp.	2,250	118,642
Daktronics Inc.	2,569	43,313 *
ePlus Inc.	1,409	104,097 *
IPG Photonics Corp.	1,537	111,771 *
PC Connection Inc.	1,977	136,947
Plexus Corp.	499	78,084 *
Sanmina Corp.	2,491	188,494 *
ScanSource Inc.	861	40,854 *
Vishay Intertechnology Inc.	6,747	114,294
Vishay Precision Group Inc.	2,229	52,315 *
Total Electronic Equipment, Instruments & Components		1,274,265
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — 1.1%
DXC Technology Co.	9,882	$197,442 *
Hackett Group Inc.	3,412	104,817
Total IT Services		302,259
Semiconductors & Semiconductor Equipment — 1.5%
Cohu Inc.	3,407	90,967 *
inTEST Corp.	6,839	58,747 *
NVE Corp.	943	76,789
Penguin Solutions Inc.	4,655	89,329 *
Photronics Inc.	3,823	90,070 *
Total Semiconductors & Semiconductor Equipment		405,902
Software — 4.5%
A10 Networks Inc.	5,965	109,756
Adeia Inc.	12,335	172,443
Box Inc., Class A Shares	1,634	51,634 *
Clear Secure Inc., Class A Shares	1,871	49,844
Consensus Cloud Solutions Inc.	7,820	186,585 *
CoreCard Corp.	1,932	43,856 *
InterDigital Inc.	1,209	234,208
Logility Supply Chain Solutions Inc., Class A Shares	7,214	79,931
Mitek Systems Inc.	6,029	67,103 *
Progress Software Corp.	2,246	146,327
Teradata Corp.	3,376	105,163 *
Total Software		1,246,850
Technology Hardware, Storage & Peripherals — 0.2%
Immersion Corp.	5,984	52,240

Total Information Technology		3,670,335
Materials — 3.7%
Chemicals — 0.9%
Core Molding Technologies Inc.	3,482	57,592 *
Hawkins Inc.	336	41,217
Innospec Inc.	1,080	118,865
LSB Industries Inc.	5,466	41,487 *
Total Chemicals		259,161
Metals & Mining — 1.8%
Alpha Metallurgical Resources Inc.	190	38,023 *
Arch Resources Inc.	403	56,911
Metallus Inc.	4,073	57,551 *
Olympic Steel Inc.	1,727	56,663
Ramaco Resources Inc., Class A Shares	9,178	94,166
Ramaco Resources Inc., Class B Shares	1,911	18,881
Ryerson Holding Corp.	3,517	65,100
Worthington Steel Inc.	3,446	109,652
Total Metals & Mining		496,947
Paper & Forest Products — 1.0%
Clearwater Paper Corp.	2,844	84,666 *
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Paper & Forest Products — continued
Sylvamo Corp.		2,486	$196,444
Total Paper & Forest Products			281,110

Total Materials			1,037,218
Real Estate — 0.7%
Real Estate Management & Development — 0.7%
Forestar Group Inc.		3,205	83,074 *
RMR Group Inc., Class A Shares		5,381	111,064

Total Real Estate			194,138
Utilities — 1.0%
Electric Utilities — 1.0%
ALLETE Inc.		2,917	189,022
Genie Energy Ltd., Class B Shares		5,587	87,101

Total Utilities			276,123
Total Investments before Short-Term Investments (Cost — $26,494,558)			27,664,189
	Rate
Short-Term Investments — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $53,829)	4.349%	53,829	53,829 (e)
Total Investments — 100.0% (Cost — $26,548,387)			27,718,018
Liabilities in Excess of Other Assets — (0.0)%††			(3,466)
Total Net Assets — 100.0%			$27,714,552

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 2).
(e)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to achieve long-term growth of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$5,415,906	—	$0 *	$5,415,906
Other Common Stocks	22,248,283	—	—	22,248,283
Total Long-Term Investments	27,664,189	—	0 *	27,664,189
Short-Term Investments†	53,829	—	—	53,829
Total Investments	$27,718,018	—	$0 *	$27,718,018

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 12/31/2024	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00 (c) %
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
			$0 (a)	$0 (a)		0.00 (c)%

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.

Royce Quant Small-Cap Quality Value ETF 2024 Quarterly Report